Stock-Based Compensation	12 Months Ended
Dec. 31, 2020
Stock Based Compensation [Abstract]
STOCK-BASED COMPENSATION
18.	STOCK-BASED COMPENSATION

On December 16, 2019, the Company entered into an agreement and plan of merger (the “Merger Agreement”) with VCAB Eight Corporation, a Texas corporation (“VCAB”), pursuant to which, subject to certain preconditions being satisfied, it was agreed that VCAB would merge with and into the Company. The main objective of the Merger was to increase the Company’s shareholder base to, among other things, assist the Company in satisfying the listing standards of a national security exchange in the United States. The Merger was completed effective on March 10, 2020, and the separate existence of VCAB ceased on that date. As consideration for the Merger, the Company agreed to issue an aggregate of 2,631,579 shares of capital stock (“Plan Shares’) to VCAB’s claim holders. As of the date of this report, the Company has issued, 2,068,959 of the Plan Shares to approximately 670 designated and Bankruptcy Court approved claim holders. In April 2021, the Company issued the remaining 562,620 Plan Shares to additional claim holders upon their approval by the Bankruptcy Court. Following the completion of this process, the Company has approximately 1,300 holders of its outstanding ordinary shares. The Company recorded the fair value of the shares in connection to the 2,631,579 shares issued in the merger transaction of $18,826 as stock-based compensation expense.

On January 8, 2020, Guardforce AI Service Ltd. entered into agreements with and transferred 2,500,000 shares each, totaling 5,000,000 of the Company’s ordinary shares, to, Mr. Terence Yap, the Company’s Chairman and Ms. Lei Wang, the Company’s Chief Executive officer. The shares, deemed as issuances by the Company, were transferred to Mr. Yap and Ms. Wang as compensation for serving in their roles as the Company’s Chairman and Chief Executive Officer, respectively. The Company accounted for these transfers as stock-based compensation expenses; the aggregate charge was $46,341, representing the fair value of the shared being transferred.

On March 13, 2020, the Company’s Board of Directors approved the transfer of 5,000,000 ordinary shares of Guardforce AI Co. Limited from Guardforce AI Technology to Profit Raider Investments Limited (“Profit Raider”) to fulfil a short-term borrowing transaction (Note 13). This transfer is deemed an issuance by the Company and the Company recorded a charge of stock-based compensation expense of $35,769.